Derivative Instruments - Fair Value of Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value of interest rate swap hedging instruments - current and non current portions		$ 21,289